INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (276,374)	$ (61,648)	$ 21,198
Israel statutory income tax rate	23.00%	23.00%	23.00%
Theoretical income taxes at statutory rate	$ (63,566)	$ (14,179)	$ 4,876
Preferred technological enterprise benefit	24,859	9,378	0
Deferred tax assets for which valuation allowance was provided	36,851	1,194	0
Permanent differences	17,792	16,037	94
Uncertain tax positions	7,580	26	43
Prior year taxes	(4,506)	(135)	0
Subsidiaries taxed at a different tax rate	(2,524)	(4,559)	(1,174)
Utilization of carry forward losses for which valuation allowance was provided	0	(126)	(1,577)
Reduction in valuation allowance	0	0	(999)
Other	(86)	239	13
Total income tax provision	$ 16,400	$ 7,875	$ 1,276
Effective tax rate			6.00%